Reorganization Plan and Private Placement	12 Months Ended
Oct. 03, 2010
Reorganization Plan and Private Placement [Abstract]
Reorganization Plan and Private Placement [Text Block]
Note 5 –Reorganization Plan and Private Placement

Reorganization/Share Exchange

On March 30, 2009, a reorganization occurred whereby the then existing shareholders of Optex Systems, Inc. (Delaware) exchanged their shares of common stock with the shares of common stock of Optex Systems Holdings as follows: (i) the outstanding 85,000,000 shares of Optex Systems, Inc. (Delaware) common stock were exchanged by Optex Systems Holdings for 113,333,282 shares of Optex Systems Holdings common stock, (ii) the outstanding 1,027 shares of Optex Systems, Inc. (Delaware) Series A preferred stock were exchanged by Optex Systems Holdings for 1,027 shares of Optex Systems Holdings Series A preferred stock and (iii) the 8,131,667 shares of Optex Systems, Inc. (Delaware) common stock purchased in the private placement were exchanged by Optex Systems Holdings for 8,131,667 shares of Optex Systems Holdings common stock. Following the reorganization, Optex Systems, Inc. (Delaware) remained a wholly-owned subsidiary of Optex Systems Holdings.

Shares outstanding of Optex Systems Holdings just prior to the closing of the reorganization consisted of 17,449,991 shares which included 1,250,000 shares issued on March 27, 2009 as payment for Investor Relations Services. On June 29, 2009, 700,000 of the issued investor relations shares were surrendered to Optex Systems Holdings and cancelled upon termination of one of the Investor Relations contracts.

Private Placement

Prior to the closing of the reorganization agreement, as of March 30, 2009 , Optex Systems, Inc. (Delaware) accepted subscriptions from accredited investors for a total of 27.1 units, for $45,000 per unit, with each unit consisting of 300,000 shares of common stock, of Optex Systems, Inc. (Delaware) and warrants to purchase 300,000 shares of common stock for $0.45 per share for a period of five years from the initial closing, which were issued by Optex Systems, Inc. (Delaware) after the closing referenced above. Gross proceeds to Optex Systems, Inc. (Delaware) were $1,219,750, and after deducting (i) a cash finder’s fee of $139,555, (ii) non-cash consideration of indebtedness owed to an investor of $146,250, and (iii) stock issuance costs of $59,416, net proceeds were $874,529. The finder also received five year warrants to purchase 2.39 units, at an exercise price of $49,500 per unit.
The following table represents the reorganization and private placement transactions which occurred on March 30, 2009 reflected in March 29, 2009 statements due to the election to report as of the accounting acquirers’ period end:

Optex Systems Holdings, Inc.
Balance Sheet Adjusted for Reorganization and Private Placement

	Unaudited Quarter Ended March 29, 2009	Reorganization Adjustments (1)	Private Placement Adjustments	Unaudited Quarter Ended March 29, 2009

Assets
Current Assets	$8,880,436	$187,500	$929,738	$9,997,674
Non current Assets	10,422,425	-	-	10,422,425

Total Assets	$19,302,861	$187,500	$929,738	$20,420,099

Liabilities
Loans Payable	146,709		(146,250)	459
Other Current Liabilities	4,416,403	-	55,209	4,471,612

Total Liabilities	$4,563,112	$-	$(91,041)	$4,472,071

Equity
Optex Systems Holdings, Inc. – (par $0.001per share, 200,000,000 shares authorized, 138,914,940 shares issued and outstanding as of March 29, 2009)	113,333	17,450	8,132	138,915
Optex Systems Holdings, Inc. preferred stock (par value $0.001per share, 5,000 shares authorized, 1027 shares of Series A Preferred issued and outstanding)	1			1
Additional Paid in Capital	15,046,446	170,050	1,012,647	16,229,143
Retained Earnings	(420,031)			(420,031)

Total Stockholders Equity	$14,739,749	$187,500	$1,020,779	$15,948,028

Total Liabilities and Stockholders Equity	$19,302,861	$187,500	$929,738	$20,420,099

(1) Sustut Exploration, Inc. Balance Sheet as of the March 30, 2009 reorganization. Other assets include $187,500 in prepaid expenses for investor relation services to be realized over the next 12 months. The services were prepaid by the issuance of 1,250,000 Sustut shares by Sustut prior to March 30, 2009. The original prepaid expense covered April 2009 through April 2010. On June 29, 2009 700,000 of these shares were returned to Optex Systems Holdings due to the cancellation of one of the investor relations agreements. The amortized expense related to the remaining 550,000 shares has been reflected on the Consolidated Statement of Operations for Optex Systems Holdings as expensed.

The expenses reflected by Optex Systems Holdings on its Statement of Operations were increased by $63,750 for fiscal year 2009 and $18,750 for 2010 (as a non-cash expense) as a result of the issuance of the 1,250,000 shares for Investor Relations Services by Sustut and subsequent return of 700,000 shares to Optex Systems Holdings and are carried on the Optex Systems Holdings’ Balance Sheet as a prepaid expense. The same Investor Relations agreements also called for an aggregate cash payment $36,000 for 2009. Therefore, the total pre-tax impact of the agreements for Investor Relations Services was $99,750 for fiscal 2009 including both the cash expense and the amortization of the prepaid expense which is carried on the Condensed Consolidated Balance Sheet of Optex Systems Holdings.

The accompanying unaudited pro forma financial information for the consolidated successor year ended September 30, 2009 present the historical financial information of the accounting acquirer. The pro forma financial information is presented for information purposes only. Such information is based upon the standalone historical results of each company and does not reflect the actual results that would have been reported had the acquisition been completed when assumed, nor is it indicative of the future results of operations for the combined enterprise.

The following represents condensed pro forma revenue and earnings information for the fiscal year ended September 30, 2009 as if the acquisition of Optex Systems, Inc. (Texas) and the reorganization had occurred on the first day of the fiscal year.

Unaudited, Pro forma
Year Ended
September 30, 2009
Revenues	$27,580,737

Net Income (Loss) applicable to common shareholders	$(362,149)
Diluted earnings per share	$(0.00)

Weighted Average Shares Outstanding	139,045,625

The unaudited, pro forma information depicted above reflect the impacts of reduced interest expense, increased intangible amortization expenses, the elimination of corporate allocation costs from Irvine Sensors Corporation and the elimination of employee stock bonus compensation previously allocated from Irvine Sensors Corporation to reflect the costs of the ongoing entity.